Financial Instruments and Risk Management (Currency Contracts) (Details) - Dec. 31, 2025 - 2026 - Currency risk $ in Millions, $ in Millions	CAD ($) $ / $ $ / $	MXN ($) $ / $ $ / $
Collars
Disclosure of detailed information about hedged items [line items]
Notional amount | $		$ 540.0
Collars | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	1868.00%	1868.00%
Collars | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	2005.00%	2005.00%
Bought Puts
Disclosure of detailed information about hedged items [line items]
Notional amount | $	$ 525.0
Bought Puts | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	134.00%	134.00%
Bought Puts | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	140.00%	140.00%